Risk Report - Liquidity Risk - Parenthetical Information - Exposure II (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
External funding sources [Abstract]
Total external funding	€ 938,400	€ 886,200
External Funding mainly due [Abstract]
Increase in deposits in Private Bank primarily due to lower consumer spending related to COVID-19	12,700
Increase in deposits in Corporate Bank	17,800
Balances increase in secured funding and shorts	25,000
Increase in unsecured wholesale funding	5,900
Decrease in Capital Markets and Equity volume	9,800
Derivatives & settlement balances	306,800	348,200
Add back for netting effect for Margin & Prime Brokerage cash balances (shown on a net basis)	49,000	63,400
Other non funding liabilities	30,500	27,400
Reconciliation to total balance sheet	€ 1,324,700	€ 1,325,300